Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Consolidated Statements Of Earnings
Sales	$ 7,500.2	$ 7,113.1	$ 7,217.5
Cost of sales:
Food and beverage	2,173.6	2,051.2	2,200.3
Restaurant labor	2,396.9	2,350.6	2,308.2
Restaurant expenses	1,129.0	1,082.2	1,128.4
Total cost of sales, excluding restaurant depreciation and amortization of $295.6, $283.4, $267.1, respectively	5,699.5	5,484.0	5,636.9
Selling, general and administrative	738.0	684.5	665.6
Depreciation and amortization	316.8	300.9	283.1
Interest, net	93.6	93.9	107.4
Asset impairment, net	4.7	6.2	12.0
Total costs and expenses	6,852.6	6,569.5	6,705.0
Earnings before income taxes	647.6	543.6	512.5
Income taxes	(168.9)	(136.6)	(140.7)
Earnings from continuing operations	478.7	407.0	371.8
(Losses) earnings from discontinued operations, net of tax (benefit) expense of $(1.5), $(1.5), and $0.2, respectively	(2.4)	(2.5)	0.4
Net earnings	$ 476.3	$ 404.5	$ 372.2
Basic net earnings per share:
Earnings from continuing operations	$ 3.50	$ 2.92	$ 2.71
Losses from discontinued operations	$ (0.02)	$ (0.02)
Net earnings	$ 3.48	$ 2.90	$ 2.71
Diluted net earnings per share:
Earnings from continuing operations	$ 3.41	$ 2.86	$ 2.65
Losses from discontinued operations	$ (0.02)	$ (0.02)
Net earnings	$ 3.39	$ 2.84	$ 2.65
Average number of common shares outstanding:
Basic	136.8	139.3	137.4
Diluted	140.3	142.4	140.4
Dividends declared per common share	$ 1.28	$ 1.00	$ 0.80